Financial risk management - Credit risk (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Details of credit risk
Number of days for payment that specific agreements may go beyond	30 days
Trade receivables	£ 123,797,000	£ 76,606,000
Transfer fees receivable	29,214,000	46,343,000
Cost / gross value
Details of credit risk
Trade receivables	£ 133,505,000	90,719,000
Minimum
Details of credit risk
Credit term for other sales	14 days
Maximum
Details of credit risk
Credit term for other sales	30 days
Neither past due nor impaired
Details of credit risk
Trade receivables	£ 111,912,000	54,501,000
Past due but not impaired
Details of credit risk
Trade receivables	11,885,000	22,104,000
Impaired and fully provided for | Cost / gross value
Details of credit risk
Trade receivables	9,708,000	14,113,000
Up to 3 months past due | Past due but not impaired
Details of credit risk
Trade receivables	11,462,000	20,670,000
Up to 3 months past due | Impaired and fully provided for | Cost / gross value
Details of credit risk
Trade receivables	2,772,000	5,519,000
Over 3 months past due | Past due but not impaired
Details of credit risk
Trade receivables	423,000	1,434,000
Over 3 months past due | Impaired and fully provided for | Cost / gross value
Details of credit risk
Trade receivables	£ 6,936,000	£ 8,594,000